Document and Entity Information	Oct. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001876255
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity Registrant Name	AB COMMERCIAL REAL ESTATE PRIVATE DEBT FUND, LLC
Entity Incorporation State Country Code	DE
Entity File Number	000-56320
Entity Tax Identification Number	87-1137341
Entity Address, Address Line One	66 Hudson Boulevard East
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	969-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false